LEASES - Future lease payments and receipts for operating lease agreements (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
LEASES
Future lease payments and receipts	Rp 18,242	Rp 19,609
Minimum
LEASES
Non-cancelable lease term	1 year
Maximum
LEASES
Non-cancelable lease term	28 years
No later than a year
LEASES
Future lease payments and receipts	Rp 6,222	5,099
Later than 1 year and no later than 5 years
LEASES
Future lease payments and receipts	8,502	9,412
Later than 5 years
LEASES
Future lease payments and receipts	Rp 3,518	Rp 5,098